Borrowings - Debt classification (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Borrowings
Non Current Borrowings	$ 3,285,118	$ 3,056,696
Current borrowings	183,223	454,151
Borrowings	3,468,341	3,510,847
Senior Notes
Borrowings
Non Current Borrowings	1,932,960	1,930,457
Current borrowings	22,924	26,912
Bank borrowings
Borrowings
Non Current Borrowings	1,352,158	1,126,239
Current borrowings	125,354	107,110
Bank overdraft
Borrowings
Current borrowings	10,667	675
Letters of credit
Borrowings
Current borrowings	$ 24,278	$ 319,454